Note 18 - Subsequent Events (Details Textual) - USD ($) $ / shares in Units, $ in Thousands						3 Months Ended		12 Months Ended
	Mar. 28, 2025	Feb. 19, 2025	Feb. 14, 2025	Feb. 13, 2025	Feb. 12, 2025	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 20, 2024	Aug. 12, 2024
Proceeds from Warrant Exercises						$ 8,828	$ 0	$ 36	$ 0
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)						$ 17.6		$ 11.54
Subsequent Event [Member] | March 2025 Equity Issuance [Member]
Units Issued During Period, Shares (in shares)	547,737
Units Issued During Period, Number of Shares Per Unit (in shares)	1
Equity Offering, Unit Price (in dollars per share)	$ 3
Proceeds from Issuance or Sale of Equity	$ 1,567
Subsequent Event [Member] | Convertible Promissory Note Converted to Common Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares)			800,000
PIPE Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)						823,529					823,529
Proceeds from Warrant Exercises					$ 5,625
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)						$ 6.83
PIPE Warrants [Member] | Subsequent Event [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)					823,529
Pre-funded Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)											504,324
Pre-funded Warrants [Member] | Subsequent Event [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)					504,324
Pre-funded Warrant and PIPE Warrant [Member]
Equity Offering, Unit Price (in dollars per share)											$ 4.249
Pre-funded Warrant and PIPE Warrant [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, Warrant Exercises (in shares)					1,327,853
Proceeds from Warrant Exercises					$ 5,625
Convertible Promissory Note Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)										800,000
Proceeds from Warrant Exercises				$ 3,200
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)										1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)										$ 4
Warrants and Rights Outstanding, Term (Year)										5 years
Convertible Promissory Note Warrants [Member] | Subsequent Event [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)		800,000
Stock Issued During Period, Shares, Warrant Exercises (in shares)		800,000
Proceeds from Warrant Exercises		$ 3,200
March 2025 Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)	1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 4
Warrants and Rights Outstanding, Term (Year)	3 years
March 2025 Warrants [Member] | Subsequent Event [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)	1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 4
Warrants and Rights Outstanding, Term (Year)	3 years
March 2025 Broker Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	25,958
March 2025 Broker Warrants [Member] | Subsequent Event [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	25,958